Expense Example - Port Street Quality Growth Fund - Institutional Class Shares	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	$ 1,329